Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Derivative Financial Instruments
11.	DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Group enters into a variety of transactions principally in the foreign exchange stock markets. Most counterparties in the derivative transactions are banks and other financial institutions.

These instruments include:

•

Forwards and futures: they are agreements to deliver or take delivery at a specified rate, price or index applied against the underlying asset or financial instrument, at a specific date. Futures are exchange traded at standardized amounts of the underlying asset or financial instrument.

•	Forwards contracts are OTC agreements and are principally dealt in by the Group in foreign exchange as forward agreements.

•	Swaps: they are agreements between two parties with the intention to exchange cash flows and risks at specific date and for a period in the future.

•	Options: they confer the right to the buyer, but no obligation, to receive or pay a specific quantity of an asset or financial instrument for a specified price at or before a specified date.

As of December 31, 2018, 2017 and January 1, 2017, the following amounts were recorded for operations related to derivatives:

	12/31/2018	12/31/2017	01/01/2017
Amounts receivable for spot and forward transactions pending settlement	15,924	39,740	52,152
Amounts payable for spot and forward transactions pending settlement	(94,222)	—	—

	(78,298)	39,740	52,152

The following table shows, the notional value of options and outstanding forward and futures contracts as of December 31, 2018, 2017 and January 1, 2017:

	12/31/2018	12/31/2017	01/01/2017
Forward sales of foreign exchange without delivery of underlying assets	149,678	4,478,941	523,749
Forward sales of gold without delivery of underlying assets	—	87,309	12,137
Forward purchases of foreign exchange without delivery of underlying assets	1,014,339	839,055	825,690

The expenses generated by derivative financial instruments during the years ended December 31, 2018 and 2017 amounted to 1,693,849 and 108,225 respectively.